Patents (Table)	6 Months Ended
Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets [Table Text Block]
	June 30, 2017	June 30, 2016
Patents and trademarks under development	$79,733	$-

Patents issued	398	398
Less accumulated amortization	(345)	(315)
	53	83

Patents, net	$79,786	$83